Cover Page	9 Months Ended
Sep. 30, 2022
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	H World Group Limited
Entity Central Index Key	0001483994
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Amendment Flag	false